Computation of Earnings Per Ordinary Share and Ordinary Share Equivalent	3 Months Ended	12 Months Ended
	Mar. 31, 2016	Dec. 31, 2015
Earnings Per Share [Abstract]
Computation of earnings per ordinary share and ordinary share equivalent
Computation of Earnings Per Ordinary Share and Ordinary Share Equivalent
The following table sets forth the computation of basic and diluted earnings per ordinary share for the three months ended March 31, 2016 and 2015:

	Three Months Ended March 31,
(In thousands, except per share amounts)	2016	2015

Basic earnings per ordinary share & ordinary share equivalents outstanding:
Net income (loss) attributable to ordinary shareholders	$21,885	$36,281
Weighted average ordinary shares outstanding, in thousands - basic	291,969	255,724
Basic earnings per ordinary share & ordinary share equivalents outstanding	$0.07	$0.14

Diluted earnings per ordinary share & ordinary share equivalents outstanding:
Weighted average ordinary shares outstanding - basic	291,969	255,724
Impact of share-based compensation	4,697	4,980
Weighted average ordinary shares outstanding - diluted	296,666	260,704
Diluted earnings per ordinary share & ordinary share equivalents outstanding	$0.07	$0.14
Dividends per ordinary share	$0.20	$0.16

For the three months ended March 31, 2016 and 2015, ordinary shares available for issuance under share-based compensation plans of 6.0 million and 5.0 million, respectively, were not included in the calculation of diluted earnings per ordinary share because the assumed exercise or issuance of such shares would be anti-dilutive.

Computation of Earnings Per Ordinary Share and Ordinary Share Equivalent
The following table sets forth the computation of basic and diluted earnings per ordinary share for the years ended December 31, 2015, 2014 and 2013:

(U.S. dollars in thousands, except per share amounts)	2015	2014	2013
Basic earnings per ordinary share and ordinary share equivalents outstanding:
Net income (loss) attributable to ordinary shareholders	$1,207,152	$188,340	$1,059,916
Weighted average ordinary shares outstanding	286,194	267,103	287,801
Basic earnings per ordinary share and ordinary share equivalents outstanding	$4.22	$0.71	$3.68

Diluted earnings per ordinary share and ordinary share equivalents outstanding:
Weighted average ordinary shares outstanding – basic	286,194	267,103	287,801
Impact of share based compensation	4,805	4,424	4,268
Weighted average ordinary shares outstanding – diluted	290,999	271,527	292,069
Diluted earnings per ordinary share & ordinary share equivalents outstanding	$4.15	$0.69	$3.63
Dividends per ordinary share	$0.72	$0.64	$0.56

For the years ended December 31, 2015, 2014 and 2013, ordinary shares available for issuance under share-based compensation plans of 2.5 million, 5.5 million and 6.0 million, respectively, were not included in the calculation of diluted earnings per share because the assumed exercise or issuance of such shares would be anti-dilutive.